RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Key management personnel compensation, short-term employee benefits	$ 230,000	$ 466,000	$ 470,000
Key management personnel compensation, share-based payment	77,000	0	80,000
Amounts payable, related party transactions	207,000	131,000	262,000
Interest expenses, related party transactions	397,000	370,000	595,000
Interest expenses paid by shares, related party transactions	$ 0	$ 139,000	$ 0